Supplemental Information on Oil and Natural Gas Operations (Unaudited) - Results of Operations for Oil and Natural Gas Producing Activities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Extractive Industries [Abstract]
Oil, natural gas and natural gas liquid sales							$ 208,002	$ 74,962	$ 47,875
Lease operating expenses							(21,157)	(15,247)	(9,931)
Production and ad valorem taxes	(8,554)	(5,842)	(3,315)	(1,427)	(14,396)	(4,742)	(12,899)	(5,237)	(3,032)
Gathering and transportation	(703)	(582)	(247)	(133)	(1,285)	(380)	(918)	(424)	(202)
Depreciation, depletion, and amortization							(65,821)	(25,772)	(15,377)
Asset retirement obligation accretion expense							(201)	(98)	(65)
Income tax expense							(31,754)	(54,903)	0
Results of operations							75,252	(26,719)	19,268
Pro forma information
Pro forma results of operations before income taxes								28,184
Pro forma income tax								(10,083)
Pro forma results of operations								$ 18,101